SHARE CAPITAL (Tables)	12 Months Ended
Mar. 31, 2022
Share Capital, Reserves, and Other Equity Interest [Abstract]
Summary of significant unobservable inputs used, equity	The Company estimated the aggregate fair value of the vested warrants using the Black-Scholes option pricing model to be $3 with the following assumptions:

Risk-free interest rate	0.38%
Expected annual volatility, based on comparable companies	85.00%
Expected life (in years)	2
Expected dividend yield	0.00%
Share price	$ 0.25
Exercise price	$ 0.25
The Company estimated the aggregate fair value of the finders’ warrants using the Black-Scholes option pricing model to be $87 with the following assumptions:

Risk-free interest rate	0.38%
Expected annual volatility, based on comparable companies	85.00%
Expected life (in years)	2.00
Expected dividend yield	0.00%
Share price	$ 0.64
Exercise price	$ 0.64
The Company estimated the aggregate fair value of these warrants using the Black-Scholes option pricing model to be $2,668 with the following assumptions:

Risk-free interest rate	1.82%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5
Expected dividend yield	0.00%
Share price	$ 0.25
Exercise price	$ 0.25
The Company estimated the aggregate fair value of the warrants issued on August 20, 2020 and September 14, 2020 using the Black-Scholes option pricing model to be $948 with the following assumptions:

Risk-free interest rate	1.21%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5
Expected dividend yield	0.00%
Share price	$ 0.64
Exercise price	$ 0.64
The Company estimated the aggregate fair value of the warrants issued on October 19, 2020 using the Black-Scholes option pricing model to be $49 with the following assumptions:

Risk-free interest rate	0.36%
Expected annual volatility, based on comparable companies	85%
Expected life (in years)	2
Expected dividend yield	0.00%
Share price	$ 0.75
Exercise price	$ 0.75

The Company estimated the aggregate fair value of the warrants issued on November 3, 2020 using the Black-Scholes option pricing model to be $1,388 with the following assumptions:

Risk-free interest rate	0.38%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5
Expected dividend yield	0.00%
Share price	$ 0.75
Exercise price	$ 0.75
The Company estimated the aggregate fair value of the 2021 Warrants issued on February 4, 2021 using the Black-Scholes option pricing model to be $5,899 with the following assumptions:

Risk-free interest rate	0.32%
Expected annual volatility, based on comparable companies	85%
Expected life (in years)	3
Expected dividend yield	0.00%
Share price	$ 2.12
Exercise price	$ 3.25

The Company estimated the aggregate fair value of the Underwriters’ Warrants issued on February 4, 2021 using the Black-Scholes option pricing model to be $970 with the following assumptions:

Risk-free interest rate	0.32%
Expected annual volatility, based on comparable companies	85%
Expected life (in years)	3
Expected dividend yield	0.00%
Share price	$ 2.12
Exercise price	$ 2.25
The Company estimated the aggregate fair value of the compensation Common Share purchase warrants issued on August 3, 2021 using the Black-Scholes option pricing model to be $1,299 with the following assumptions:

Risk-free interest rate	0.42%
Expected annual volatility, based on comparable companies	85%
Expected life (in years)	2
Expected dividend yield	0.00%
Share price	$3.83
Exercise price	$3.40

Summary of share capital
Cybin US Class B Shares

Number of Class B Shares
As at March 31, 2020	—
Issued for acquisition	868,833.0
Issued on achievement of milestones	93,410.3
Balance as at March 31, 2021	962,243.3
Issued on achievement of milestones	269,007.8
Converted into Common Shares	(184,116.0)
Balance as at March 31, 2022	1,047,135.1

Summary of warrants
The continuity of the outstanding warrants for the two years ended March 31, 2022 is as follows:

	Number of Warrants	Weighted average exercise price
		$
Common Share Purchase Warrants
As at March 31, 2020	60,000	0.25
Issued	29,451,284	1.13
Exercised	(815,047)	0.50
As at March 31, 2021	28,696,237	1.15
Issued	658,860	3.40
Exercised	(3,231,261)	0.91
Forfeited	(575,000)	0.54
Outstanding as at March 31, 2022	25,548,836	1.22
Exercisable as at March 31, 2022	24,755,086	1.25

Unit Purchase Warrants(1)
As at March 31, 2020	—	—
Issued	868,740	2.25
As at March 31, 2021	868,740	2.25
Issued	—	—
Exercised	—	—
Forfeited	—	—
Outstanding as at March 31, 2022	868,740	2.25
Exercisable as at March 31, 2022	868,740	2.25
(1) Each unit consisted of one Common Share and one half of one Common Share purchase warrant, with each Common Share purchase warrant being exercisable to acquire one Common Share at an exercise price of $3.25 per Common Share.
The following summarizes information about warrants outstanding at March 31, 2022:

Date of Expiry	Warrants issued	Warrants outstanding	Warrants exercisable	Weighted average of exercisable price	Estimated grant date fair value	Weighted average remaining of outstanding contractual life
					$$000’s	Years
Common Share Purchase Warrants
June 15, 2022	2,018,000	1,000,000	500,000	0.25	108	0.21
June 26, 2022	199,275	99,638	99,638	0.64	29	0.24
October 19, 2022	143,600	113,713	113,713	0.75	42	0.55
November 3, 2022	2,590,000	1,105,000	1,105,000	0.75	376	0.59
August 3, 2023	658,860	658,860	658,860	3.40	1,229	1.34
February 1, 2024	7,623,000	7,146,500	7,146,500	3.25	5,454	1.84
June 15, 2025	13,575,000	12,800,000	12,600,000	0.25	2,318	3.21
August 20, 2025	2,000,125	1,475,125	1,381,375	0.64	677	3.39
November 15, 2025	1,150,000	1,150,000	1,150,000	0.25	220	3.63
	29,957,860	25,548,836	24,755,086	1.22	10,453	2.59

Unit Purchase Warrants
February 4, 2024	868,740	868,740	868,740	2.25	970	1.85
	868,740	868,740	868,740	2.25	970	1.85

Summary of number and weighted average exercise prices of share options
The changes in options for the two years ended March 31, 2022 are as follows:

	Number of Options	Weighted average exercise price
		$
As at March 31, 2020	1,702,338	0.30
Granted	21,927,500	1.02
Exercised	(492,386)	0.37
Forfeited	(1,105,000)	0.37
As at March 31, 2021	22,032,452	1.01
Granted	9,144,600	2.42
Exercised	(1,588,300)	0.83
Forfeited	(683,750)	1.55
Cancelled	(20,000)	2.78
Outstanding as at March 31, 2022	28,885,002	1.45
Exercisable as at March 31, 2022	19,408,182	1.29
The following summarizes information about stock options outstanding on March 31, 2022:

	Exercise Price	Number of options outstanding	Number of options exercisable	Weighted average remaining life	Recognized estimated grant date fair value
Expiry date	$			Years	$000’s
May 10, 2022	2.90	13,500	13,500	0.11	28
June 29, 2022	2.90	37,500	37,500	0.25	78
August 12, 2022	2.90	6,250	6,250	0.37	13
November 27, 2022	0.91	200,000	200,000	0.66	91
December 11, 2022	0.67	59,952	59,952	0.70	23
December 31, 2022	2.78	700,000	700,000	0.75	715
June 30, 2023	2.78	20,000	20,000	1.25	24
June 15, 2025	0.25	2,350,000	2,350,000	3.21	420
October 12, 2025	0.75	3,000,000	2,250,000	3.54	1,557
November 4, 2025	0.75	6,000,000	4,562,500	3.60	3,110
November 13, 2025	0.88	500,000	375,000	3.62	303
December 11, 2025	1.48	700,000	625,000	3.70	721
December 14, 2025	1.74	2,264,100	1,695,572	3.71	2,668
December 28, 2025	1.89	760,000	570,000	3.75	969
January 2, 2026	1.89	225,000	140,625	3.76	286
February 15, 2026	2.03	170,000	96,875	3.88	213
February 16, 2026	2.03	150,000	93,750	3.88	194
March 10, 2026	1.39	1,272,600	1,071,633	3.95	1,210
March 15, 2026	1.55	300,000	187,500	3.96	318
March 28, 2026	1.36	1,575,000	1,340,625	3.99	1,463
March 29, 2026	1.32	37,500	37,500	4.00	36
March 31, 2026	1.35	345,000	165,625	4.00	270
June 28, 2026	2.90	3,648,000	1,714,875	4.25	6,224
August 16, 2026	2.48	215,000	80,625	4.38	260
August 18, 2026	2.48	300,000	112,500	4.39	352
September 27, 2026	3.15	565,000	141,250	4.50	637
September 27, 2026	2.87	195,000	73,125	4.50	262
September 30, 2026	3.15	450,000	112,500	4.50	486
December 31, 2026	3.15	40,000	10,000	4.76	16
December 31, 2026	1.50	1,250,000	87,500	4.76	329
March 4, 2027	1.13	1,075,600	268,900	4.93	287
March 4, 2027	3.15	60,000	7,500	4.93	8
March 8, 2027	1.02	400,000	200,000	4.94	212
		28,885,002	19,408,182	3.58	23,783

Summary of measurement of stock option fair value assumptions	The aggregate estimated grant date fair value was determined to be $7,994, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	0.98%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$2.90
Exercise price	$2.90
The estimated grant date fair value was determined to be $383, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	0.81%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$2.48
Exercise price	$2.48
The estimated grant date fair value was determined to be $519, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	0.82%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$2.42
Exercise price	$2.48
The estimated grant date fair value was determined to be $1,186, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	1.06%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$2.87
Exercise price	$3.15
The estimated grant date fair value was determined to be $403, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	1.06%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$2.87
Exercise price	$2.87
The estimated grant date fair value was determined to be $878, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	1.11%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$2.78
Exercise price	$3.15
The estimated grant date fair value was determined to be $48, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	0.53%
Expected annual volatility, based on comparable companies	85.00%
Expected life (in years)	1.75
Expected dividend yield	0.00%
Share price	$2.78
Exercise price	$2.78
The estimated grant date fair value was determined to be $715, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	0.41%
Expected annual volatility, based on comparable companies	85.00%
Expected life (in years)	1.25
Expected dividend yield	0.00%
Share price	$2.78
Exercise price	$2.78
The estimated grant date fair value was determined to be $36, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	1.25%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5
Expected dividend yield	0.00%
Share price	$1.50
Exercise price	$3.15
The estimated grant date fair value was determined to be $1,352, calculated using the Black-Company option pricing model with the following assumptions:

Risk-free interest rate	1.25%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5
Expected dividend yield	0.00%
Share price	$1.50
Exercise price	$1.50
The estimated grant date fair value was determined to be $878, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	1.46%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5
Expected dividend yield	0.00%
Share price	$1.13
Exercise price	$1.13
The estimated grant date fair value was determined to be $38, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	1.46%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5
Expected dividend yield	0.00%
Share price	$1.13
Exercise price	$3.15
The estimated grant date fair value was determined to be $295, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	1.61%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5
Expected dividend yield	0.00%
Share price	$1.02
Exercise price	$1.02

Summary of stock option information, exercise prices	The following summarizes information about stock options outstanding on March 31, 2022:

	Exercise Price	Number of options outstanding	Number of options exercisable	Weighted average remaining life	Recognized estimated grant date fair value
Expiry date	$			Years	$000’s
May 10, 2022	2.90	13,500	13,500	0.11	28
June 29, 2022	2.90	37,500	37,500	0.25	78
August 12, 2022	2.90	6,250	6,250	0.37	13
November 27, 2022	0.91	200,000	200,000	0.66	91
December 11, 2022	0.67	59,952	59,952	0.70	23
December 31, 2022	2.78	700,000	700,000	0.75	715
June 30, 2023	2.78	20,000	20,000	1.25	24
June 15, 2025	0.25	2,350,000	2,350,000	3.21	420
October 12, 2025	0.75	3,000,000	2,250,000	3.54	1,557
November 4, 2025	0.75	6,000,000	4,562,500	3.60	3,110
November 13, 2025	0.88	500,000	375,000	3.62	303
December 11, 2025	1.48	700,000	625,000	3.70	721
December 14, 2025	1.74	2,264,100	1,695,572	3.71	2,668
December 28, 2025	1.89	760,000	570,000	3.75	969
January 2, 2026	1.89	225,000	140,625	3.76	286
February 15, 2026	2.03	170,000	96,875	3.88	213
February 16, 2026	2.03	150,000	93,750	3.88	194
March 10, 2026	1.39	1,272,600	1,071,633	3.95	1,210
March 15, 2026	1.55	300,000	187,500	3.96	318
March 28, 2026	1.36	1,575,000	1,340,625	3.99	1,463
March 29, 2026	1.32	37,500	37,500	4.00	36
March 31, 2026	1.35	345,000	165,625	4.00	270
June 28, 2026	2.90	3,648,000	1,714,875	4.25	6,224
August 16, 2026	2.48	215,000	80,625	4.38	260
August 18, 2026	2.48	300,000	112,500	4.39	352
September 27, 2026	3.15	565,000	141,250	4.50	637
September 27, 2026	2.87	195,000	73,125	4.50	262
September 30, 2026	3.15	450,000	112,500	4.50	486
December 31, 2026	3.15	40,000	10,000	4.76	16
December 31, 2026	1.50	1,250,000	87,500	4.76	329
March 4, 2027	1.13	1,075,600	268,900	4.93	287
March 4, 2027	3.15	60,000	7,500	4.93	8
March 8, 2027	1.02	400,000	200,000	4.94	212
		28,885,002	19,408,182	3.58	23,783